Annual Fund Operating Expenses	Oct. 31, 2025
Mast HedgeIndex Corporate Arbitrage ETF | Mast HedgeIndex Corporate Arbitrage ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.95%
Mast HedgeIndex Managed Futures Strategy ETF | Mast HedgeIndex Managed Futures Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.80%
Mast HedgeIndex Adaptive Equities ETF | Mast HedgeIndex Adaptive Equities ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.95%
Mast HedgeIndex Strategic Commodities ETF | Mast HedgeIndex Strategic Commodities ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.65%

[1]	“Other Expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund invests in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. “Other Expenses” include expenses of both the Fund and the wholly-owned subsidiary. “Other Expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	“Other Expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[4]	“The Fund invests in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. “Other Expenses” include expenses of both the Fund and the wholly-owned subsidiary. “Other Expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.